Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001137789
Registrant Name	Seagate Technology Holdings plc
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES